August 3, 2000




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention: Filing Desk

        Re:   OCC Accumulation Trust
              Securities Act Registration No. 33-78944
              Investment Company Registration No. 811-08512

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the "1933 Act"), on behalf of OCC Accumulation Trust, we transmit this letter herewith to certify that the prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act, would not have differed from that contained in Post-Effective Amendment No. 15 to Registrant's registration statement on Form N-1A, Amendment No. 17 under the Investment Company Act of 1940, filed with the Commission electronically on July 27, 2000 and deemed effective on August 1, 2000.

Please contact the undersigned at the above-referenced number with any questions or comments.

Very truly yours,



/s/ Francis C. Poli

Francis C. Poli
SECRETARY




FCP/hfs